Summary of Stock-based Compensation (Details) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cost of revenue	$ 35,245	$ 32,671	$ 102,422	$ 23,015	$ 98,790	$ 132,923	$ 110,530
Selling and marketing	19,271	18,424	56,743	5,396	53,123	72,489	81,929
General and administrative	11,028	13,493	35,803	1,722	41,841	53,499	55,612
Total stock-based compensation			16,978		24,777	31,345	30,493
Total costs charged to operations	35,025	36,395	106,892	$ 7,327	108,345	143,895	162,889
Stock Based Compensation [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cost of revenue	1,205	2,772	5,050		7,602	10,235	7,478
Selling and marketing	407	810	1,275		2,149	2,772	5,376
General and administrative	2,750	4,729	10,653		15,026	18,338	17,639
Total costs charged to operations						31,345	30,493
Capitalized platform development	237	404	785		1,529	1,884	2,045
Total stock-based compensation	4,599	8,715	17,763		26,306	33,229	32,538
Total costs charged to operations	4,362	8,311	16,978		24,777
Restricted Stock [Member] | Stock Based Compensation [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cost of revenue	197	901	1,655		2,800	3,730	999
Selling and marketing	65	61	193		207	270	2,118
General and administrative	1,611	2,439	6,298		7,083	9,067	8,953
Total costs charged to operations						13,067	12,070
Capitalized platform development							54
Total stock-based compensation	1,873	3,401	8,146		10,090	13,067	12,124
Total costs charged to operations	1,873	3,401	8,146		10,090
Common Stock Awards [Member] | Stock Based Compensation [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cost of revenue						6,505	6,479
Selling and marketing						2,502	3,258
General and administrative						7,776	6,870
Total costs charged to operations						16,783	16,607
Capitalized platform development						1,884	1,991
Total stock-based compensation						18,667	18,598
ABG Warrants [Member] | Stock Based Compensation [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cost of revenue
Selling and marketing
General and administrative						1,495	1,816
Total costs charged to operations						1,495	1,816
Capitalized platform development
Total stock-based compensation						$ 1,495	$ 1,816
Common Stock Options [Member] | Stock Based Compensation [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cost of revenue	1,007	1,871	3,388		4,802
Selling and marketing	342	749	1,082		1,942
General and administrative	882	2,039	3,602		6,697
Capitalized platform development	237	404	785		1,529
Total stock-based compensation	2,468	5,063	8,857		14,970
Total costs charged to operations	2,231	4,659	8,072		13,441
Warrant [Member] | Stock Based Compensation [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cost of revenue	1		7
Selling and marketing
General and administrative	257	251	753		1,246
Capitalized platform development
Total stock-based compensation	258	251	760		1,246
Total costs charged to operations	$ 258	$ 251	$ 760		$ 1,246